Property, Plant, and Equipment, Net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 426,728	¥ 4,599,402	¥ 7,342,946